John Hancock
Tax-Advantaged Dividend Income Fund
Quarterly portfolio holdings 1/31/2023

Fund’s investments
As of 1-31-23 (unaudited)
	Shares	Value
Common stocks 87.8% (59.2% of Total investments)		$755,351,896
(Cost $525,544,942)
Communication services 2.8%		24,055,281
Diversified telecommunication services 2.8%
AT&T, Inc. (A)(B)	550,000	11,203,500
Verizon Communications, Inc. (A)(B)	309,160	12,851,781
Consumer staples 1.3%		11,257,920
Tobacco 1.3%
Philip Morris International, Inc.	108,000	11,257,920
Energy 14.1%		120,965,587
Oil, gas and consumable fuels 14.1%
BP PLC, ADR	845,450	30,630,654
DT Midstream, Inc.	90,000	4,919,400
Enbridge, Inc. (A)(B)	347,106	14,220,933
Equitrans Midstream Corp.	420,000	3,045,000
Kinder Morgan, Inc.	680,000	12,444,000
ONEOK, Inc.	305,000	20,886,400
The Williams Companies, Inc.	1,080,000	34,819,200
Financials 6.7%		57,693,936
Banks 4.1%
Huntington Bancshares, Inc. (A)(B)	1,000,000	15,170,000
PacWest Bancorp	309,459	8,559,636
Umpqua Holdings Corp.	635,000	11,557,000
Capital markets 2.6%
Ares Management Corp., Class A	270,000	22,407,300
Utilities 62.9%		541,379,172
Electric utilities 30.9%
Alliant Energy Corp. (A)(B)	360,000	19,450,800
American Electric Power Company, Inc. (A)(B)	375,000	35,235,000
Constellation Energy Corp. (A)(B)	150,000	12,804,000
Duke Energy Corp. (A)(B)	270,000	27,661,500
Entergy Corp. (A)(B)	218,000	23,605,040
Eversource Energy (B)	238,227	19,613,229
Exelon Corp.	195,000	8,227,050
FirstEnergy Corp. (A)(B)	510,000	20,884,500
OGE Energy Corp. (A)(B)	610,000	23,985,200
Pinnacle West Capital Corp.	50,000	3,727,500
PPL Corp. (A)(B)	775,000	22,940,000
The Southern Company (A)(B)	489,925	33,158,119
Xcel Energy, Inc. (B)	207,000	14,235,390
Gas utilities 3.4%
Spire, Inc. (A)(B)	235,000	16,971,700
UGI Corp.	310,000	12,347,300
Independent power and renewable electricity producers 3.6%
NextEra Energy Partners LP (A)(B)	125,000	9,162,500
The AES Corp. (B)	800,000	21,928,000
Multi-utilities 25.0%
Algonquin Power & Utilities Corp.	346,500	9,372,825
Ameren Corp.	330,000	28,667,100
Black Hills Corp. (A)(B)	394,775	28,573,815
2	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
CenterPoint Energy, Inc. (A)(B)	1,120,923	$33,762,201
Dominion Energy, Inc. (A)(B)	389,814	24,807,763
DTE Energy Company	180,000	20,946,600
National Grid PLC, ADR	201,583	12,854,948
NiSource, Inc. (A)(B)	875,000	24,281,250
Public Service Enterprise Group, Inc.	275,000	17,030,750

Sempra Energy	94,462	15,145,092
Preferred securities 29.9% (20.1% of Total investments)		$256,966,195
(Cost $264,439,941)
Communication services 1.8%		15,001,840
Media 0.8%
Paramount Global, 5.750%	215,000	7,060,600
Wireless telecommunication services 1.0%
Telephone & Data Systems, Inc., 6.625% (B)	410,400	7,941,240
Energy 0.6%		5,254,200
Oil, gas and consumable fuels 0.6%
Enbridge, Inc., 6.375% (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (B)	210,000	5,254,200
Financials 11.8%		101,745,319
Banks 6.7%
Bank of America Corp., 7.250%	7,000	8,709,400
Citigroup, Inc., 7.125% (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (B)	210,854	5,364,126
Fifth Third Bancorp, 6.000% (B)	400,000	9,996,000
First Republic Bank, 4.000% (B)	332,000	6,068,960
PacWest Bancorp, 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%) (B)	353,000	9,135,640
Synovus Financial Corp., 6.300% (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (B)	188,000	4,681,200
Wells Fargo & Company, 7.500%	11,000	13,837,890
Capital markets 1.9%
Morgan Stanley, 6.375% (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (B)	220,000	5,623,200
Morgan Stanley, 7.125% (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (B)	395,862	10,070,729
State Street Corp., 5.900% (5.900% to 3-15-24, then 3 month LIBOR + 3.108%)	25,000	637,000
Insurance 3.2%
American Equity Investment Life Holding Company, 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (B)	164,125	4,219,654
Athene Holding, Ltd., Series A, 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	355,787	9,061,895
Brighthouse Financial, Inc., 6.600% (B)	100,000	2,601,000
Lincoln National Corp., 9.000% (B)	408,300	11,738,625
Health care 1.2%		10,575,600
Health care equipment and supplies 1.2%
Becton, Dickinson and Company, 6.000%	210,000	10,575,600
Utilities 14.5%		124,389,236
Electric utilities 8.2%
American Electric Power Company, Inc., 6.125%	148,100	7,619,745
Duke Energy Corp., 5.750% (B)	200,000	5,156,000
NextEra Energy, Inc., 5.279%	115,000	5,748,850
NextEra Energy, Inc., 6.219%	259,500	12,427,455
NextEra Energy, Inc., 6.926%	142,850	6,849,658
PG&E Corp., 5.500%	105,000	14,832,300
SCE Trust II, 5.100% (B)	591,973	12,419,594
SCE Trust VI, 5.000% (B)	254,001	5,278,141
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	3

	Shares	Value
Utilities (continued)
Gas utilities 1.2%
Spire, Inc., 5.900% (B)	219,650	$5,436,338
Spire, Inc., 7.500%	91,500	4,730,550
Independent power and renewable electricity producers 1.0%
The AES Corp., 6.875%	90,000	8,985,600
Multi-utilities 4.1%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010%) (B)	200,000	4,640,000
Integrys Holding, Inc., 6.000% (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)	210,000	5,134,500
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (B)	250,000	6,382,500
NiSource, Inc., 7.750%	167,100	17,637,405
Sempra Energy, 5.750% (B)	45,000	1,110,600

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 28.4% (19.1% of Total investments)				$243,756,276
(Cost $256,601,209)
Consumer discretionary 1.9%				16,119,138
Automobiles 1.9%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (A)(B)(C)	5.700	09-30-30	10,750,000	9,943,750
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (C)	6.500	09-30-28	6,600,000	6,175,388
Financials 20.4%				175,297,286
Banks 15.5%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (B)(C)	5.875	03-15-28	10,025,000	9,598,938
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(C)	6.125	04-27-27	15,690,000	15,705,690
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (C)	7.375	08-19-25	13,000,000	13,078,780
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (C)	6.000	07-06-23	13,000,000	12,471,849
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (C)	6.375	04-06-24	13,500,000	12,931,650
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (C)	6.450	10-01-27	5,000,000	5,048,228
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (A)(B)(C)	5.625	07-01-25	5,000,000	4,901,679
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (A)(B)(C)	5.625	07-15-30	7,570,000	7,435,261
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (C)	5.700	04-15-23	3,000,000	2,923,270
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(C)	6.750	02-01-24	3,999,000	4,039,310
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (C)	7.500	06-27-24	11,500,000	11,414,785
NatWest Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (C)	8.000	08-10-25	8,624,000	8,721,020
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (C)	4.100	02-15-31	9,000,000	6,682,500
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(C)	6.000	05-15-27	14,000,000	13,928,600
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (B)(C)(D)	8.118	05-01-23	2,613,000	2,619,530
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (C)	5.900	06-15-24	2,000,000	1,957,500
Capital markets 0.8%
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (A)(B)(C)	5.375	06-01-25	6,400,000	6,350,080
Consumer finance 1.9%
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (C)	3.550	09-15-26	10,500,000	9,290,398
4	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (C)	6.125	06-23-25	7,200,000	$7,137,721
Insurance 2.2%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (C)	6.000	06-01-25	6,500,000	6,483,750
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (C)	5.875	03-15-28	1,000,000	992,500
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (C)(E)	7.000	05-13-25	13,975,000	11,584,247
Utilities 6.1%				52,339,852
Electric utilities 1.4%
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (C)	5.000	12-15-26	3,952,000	3,513,684
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (C)	5.375	03-15-26	9,500,000	8,874,717
Independent power and renewable electricity producers 1.5%
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (C)(E)	7.000	12-15-26	5,000,000	4,675,000
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (C)(E)	8.000	10-15-26	8,210,000	8,047,853
Multi-utilities 3.2%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (C)	6.125	09-01-23	10,750,000	10,575,313
Dominion Energy, Inc. (4.350% to 1-15-27, then 5 Year CMT + 3.195%) (C)	4.350	01-15-27	8,500,000	7,607,500
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (C)	5.650	06-15-23	9,325,000	9,045,785

	Yield (%)	Shares	Value
Short-term investments 2.3% (1.6% of Total investments)			$19,852,632
(Cost $19,848,280)
Short-term funds 2.3%			19,852,632
John Hancock Collateral Trust (F)	4.3787(G)	1,985,700	19,852,632

Total investments (Cost $1,066,434,372) 148.4%	$1,275,926,999
Other assets and liabilities, net (48.4%)	(415,937,362)
Total net assets 100.0%	$859,989,637

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 1-31-23, and is a component of the fund’s leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-23 was $512,248,790. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $296,807,647.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 1-31-23.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2023, by major security category or type:
	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$755,351,896	$755,351,896	—	—
Preferred securities
Communication services	15,001,840	15,001,840	—	—
Energy	5,254,200	5,254,200	—	—
Financials	101,745,319	101,745,319	—	—
Health care	10,575,600	10,575,600	—	—
Utilities	124,389,236	114,524,186	$9,865,050	—
Corporate bonds	243,756,276	—	243,756,276	—
Short-term investments	19,852,632	19,852,632	—	—
Total investments in securities	$1,275,926,999	$1,022,305,673	$253,621,326	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,985,700	$24,949,536	$36,305,107	$(41,415,734)	$7,778	$5,945	$245,777	—	$19,852,632
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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